Accounting policies - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2022	Aug. 31, 2021	Dec. 31, 2021
Accounting policies [line items]
Property, plant and equipment excluding leased right-of-use assets			$ 17,938
Property, plant and equipment as a % of assets			40.00%
Carbon emission 2025 target description			520kg of CO2 per tonne
Percentage of reduction in carbondioxide levels	25.00%
Cementitious [Member]
Accounting policies [line items]
Reduction in carbondioxide level		520
Cumulative Cash Flow Target [member]
Accounting policies [line items]
Percentage of awards granted			50.00%
TSR measure [member]
Accounting policies [line items]
Percentage of awards granted			25.00%
TSR measure [member] | Tailored sector peer group [member]
Accounting policies [line items]
Percentage of awards granted			25.00%
Maximum [member]
Accounting policies [line items]
Useful life measured as period of time, property, plant and equipment			10 years
Plant and machinery [member] | Minimum [member]
Accounting policies [line items]
Rate of depreciation			3.30%
Plant and machinery [member] | Maximum [member]
Accounting policies [line items]
Rate of depreciation			20.00%
Transport [member] | Average [member]
Accounting policies [line items]
Rate of depreciation			20.00%
Buildings [member]
Accounting policies [line items]
Rate of depreciation			2.50%